Revenue (Tables) - Planet Labs Inc [Member]	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021
Schedule Of Disaggregation Of Revenues
The following table disaggregates revenue by major geographic region:

	Nine Months Ended October 31,
(in thousands)	2021	2020
United States	$39,293	$44,219
Norway	10,914	98
Canada	6,476	14,171
Rest of world	37,380	24,399

Total revenue	$94,063	$82,887

The following table disaggregates revenue by major geographic region:

	Year Ended January 31,
(in thousands)	2021	2020
United States	$61,471	$54,857
Canada	15,910	16,678
Rest of world	35,787	24,201

Total revenue	$113,168	$95,736

Schedule Of Deferred Commission	As of October 31, 2021 and January 31, 2021, deferred commissions consisted of the following:

	October 31,	January 31,
(in thousands)	2021	2021
Deferred commission, current	$1,206	$1,030
Deferred commission, non-current	1,102	1,697

Total deferred commission	$2,308	$2,727

As of January 31, 2021 and 2020, deferred commissions consisted of the following:

	January 31,
(in thousands)	2021	2020
Deferred commission, current	$1,030	$1,534
Deferred commission, non-current	1,697	102

Total deferred commission	$2,727	$1,636